Income (loss) per share	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
9. Income (loss) per share

	2013	2012	2011
Net income (loss) for the year	$(5,341,561)	$2,062,728	$(3,584,601)

Weighted average number of shares outstanding:
Common shares issued	40,882,108	38,453,392	33,696,620
Convertible preferred shares (i)	778,082	2,000,000	2,000,000
Basic	41,660,190	40,453,392	35,696,620
Additional shares related to assumed exercise
of stock options and warrants under the
treasury stock method (ii)	-	337,070	-
Contingently issuable preferred shares (ii)	-	8,000,000	-
Diluted	41,660,190	48,790,462	35,696,620

Income (loss) per share – Basic	(0.13)	0.05	(0.10)
Income (loss) per share – Diluted	(0.13)	0.04	(0.10)

(i)	A total of 2,000,000 of the Preferred Shares (see note 8) are included in the above noted basic income (loss) per share calculations, as the criteria for them to convert to common shares had been met for each period in 2011 and 2012, and up to their formal conversion in 2013. The remaining 8,000,000 Preferred Shares are contingently issuable, and are included in the diluted number of shares outstanding if applicable.

(ii)	In periods in which a loss results, all outstanding stock options, common share purchase Warrants and the 8,000,000 contingently issuable Preferred Shares are excluded from the diluted loss per share calculations as their effect is anti-dilutive.